Fair Value Measurements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Held-to-maturity investments, maturity period	1 year
Investment held in trust account	$ 17,709,095	$ 118,742,928	$ 117,310,928